Nature of Business and Organization	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Ohmyhome Limited (the “Company”) is a holding company incorporated on July 19, 2022, under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Ohmyhome (BVI) Limited (“Ohmyhome BVI”) established under the laws of the British Virgin Islands (“BVI”) on July 27, 2022. Ohmyhome BVI has no substantial operations other than holding all of the equity interest of Ohmyhome Pte. Ltd. (“Ohmyhome (S)”), a Singapore company incorporated on June 12, 2015, as well as all the equity interest of Ohmyhome Property Management Pte. Ltd. (“Ohmyhome Property Management (S)”), a Singapore company acquired on Oct 6, 2023.

The Company, through its wholly-owned subsidiary, Ohmyhome (S), and its subsidiaries, provides end-to-end property solutions and services for its customers such as brokerage services and emerging and other services, such as home renovation and furnishing services, listing and research, mortgage referral, legal services and insurance referral services.

On November 30, 2022, the Group completed a reorganization of Ohmyhome (S) under common control of its then existing shareholders, who collectively owned all the equity interests of Ohmyhome (S) prior to the reorganization. Prior to the re-organization, Ohmyhome (S) was directly owned and controlled by Anthill and the Other Existing Shareholders with 57.79% and 42.21% beneficial ownership interest, respectively. As a result of certain share swaps and related issuances by and among, Anthill and the Other Existing Shareholders, the Group, Ohmyhome (BVI) Limited, and Ohmyhome (S) whereby Ohmyhome (S) ultimately became a wholly-owned subsidiary of Ohmyhome (BVI) Limited, and Ohmyhome (BVI) Limited became a wholly owned subsidiary of the Group, and Anthill and the Other Existing Shareholders became the beneficial owners of the Group with percentage ownerships of 57.79% and 42.21%. The Group has accounted for these re-organizations as a transfer of assets between entities under common control in accordance with ASC 805-50-50-3 to 4 because the economic interests of Anthill and the Other Existing Shareholders remained the same immediately before and immediately after the re-organization, as such, the accompanying consolidated financial statements include the results of operations of Ohmyhome (S) for two operating periods in accordance with guidance set forth in ASC 805-50-45-2 to 5. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Group.

On March 23, 2023, the Group completed its initial public offering. In this offering, the Group issued 2,800,000 Ordinary Shares at a price of US$4.00 per share. The Group received gross proceeds in the amount of US$11.2 million before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on March 21, 2023 on the Nasdaq Capital Market under the ticker symbol “OMH.”

On October 6, 2023, Ohmyhome (BVI), a wholly owned subsidiary of the Group, completed the acquisition of 100% of the issued share capital of Ohmyhome Property Management (S) that provides estate management services for residential, commercial and industrial real estate in Singapore. Subsequent to the completion of the acquisition, the company has changed its name from Ohmyhome Property Management (S) (formerly known as Simply Sakal Pte. Ltd.) to Ohmyhome Property Management Pte. Ltd. on November 8, 2023.

On January 23, 2025, Ohmyhome (BVI) Limited, a wholly owned subsidiary of the Group, completed the acquisition of 100% of the issued share capital of Ohmyhome Property Inc., which is principally engaged in the provision of brokerage services to customers in the Philippines.

The accompanying consolidated financial statements reflect the activities of the Group and each of the following entities:

Name	Background	Ownership %	Principal of activity
Ohmyhome (BVI) Limited	● A BVI company ● Incorporated on July 27, 2022	100% owned by the Company	Investment holding

Ohmyhome (S)	● A Singapore company ● Incorporated on June 12, 2015	100% owned by Ohmyhome BVI	Principally engaged in the provision of a one-stop-shop property platform for its customers

Ohmyhome Property Management Pte. Ltd. (Formerly known as Simply Sakal Pte. Ltd.)	● A Singapore company ● Incorporated on January 4, 1995 ● Acquired by Ohmyhome (BVI) on October 6, 2023 ● Changed its entity name to Ohmyhome Property Management Pte. Ltd. on November 8, 2023	100% owned by Ohmyhome (BVI)	Principally engaged in the provision of estate management services for residential, commercial and industrial real estate in Singapore.

Ohmyhome Property Inc.	● A Philippine company ● Incorporated on September 10, 2020	100% owned by Ohmyhome BVI	Principally engaged in the provision of brokerage service for its customers.

Ohmyhome Renovation Pte. Ltd.	● A Singapore company ● Incorporated on March 5, 2020	100% owned by Ohmyhome (S)	Principally engaged in design and build, project management for interior decoration projects for residential and commercial units.

The DreamR II Pte. Ltd. (Formerly known as Ohmyhome Insurance Pte. Ltd.)	● A Singapore company ● Incorporated on March 5, 2020 ● Changed its entity name from Ohmyhome Insurance Pte. Ltd. to The DreamR II Pte. Ltd. on April 8, 2025	100% owned by Ohmyhome (S)	Dormant

Cora.Pro Pte. Ltd.	● A Singapore company ● Incorporated on May 31, 2020	100% owned by Ohmyhome (S)	Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments.

DreamR Project Pte. Ltd. (formerly known as Ganze Pte. Ltd.)	● A Singapore company ● Incorporated on December 7, 2021 ● Changed its entity name from Ganze Pte. Ltd. To DreamR Project Pte. Ltd. on June 5,2023	100% owned by Ohmyhome (S)	Principally engaged in interior decoration projects of high-end residential and commercial units.

Ohmyhome Sdn. Bhd. (“Ohmyhome (M)”)	● A Malaysia company ● Incorporated on January 17, 2019	49% owned by Ohmyhome (S)*	Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia

Ohmyhome Realtors Sdn. Bhd.	● A Malaysia company ● Incorporated on January 17, 2019	49% owned by Ohmyhome (M)*	Principally engaged in the provision of brokerage service for its customers

Ohswiftwing Pte. Ltd.	● A Singapore company ● Incorporated on July 21, 2025	100% owned by the Company	principally engaging in the provision of digital marketing services

*	Where less than 50% of the equity interest held in the investee, management has exercised significant judgement and determine that the investee should be consolidated as a subsidiary of the Group, as the Group controls the operating and financing activities and decisions that significantly affect performance and distributions of the investee, through control of their board of directors.